PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Target
Retirement 2050 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 29.2%
16,525  iShares Core S&P Mid-
Cap ETF
$ 4,367,558
5.8
29,086  iShares Core S&P
Small-Cap ETF
2,931,287
3.9
7,341  iShares Core U.S.
Aggregate Bond ETF
710,609
0.9
228,535  Vanguard FTSE
Developed Markets
ETF
10,455,476
13.9
52,944  Vanguard FTSE
Emerging Markets ETF
2,145,820
2.9
23,009  Vanguard Long-Term
Treasury ETF
1,382,151
1.8
Total Exchange-Traded
Funds
(Cost $21,584,262)
21,992,901
29.2
MUTUAL FUNDS : 70.8%
Affiliated Investment Companies : 16.6%
359,897  Voya Intermediate
Bond Fund - Class R6
3,073,517
4.1
330,300  Voya Multi-Manager
International Equity
Fund - Class I
3,137,848
4.2
447,822  Voya Multi-Manager
International Factors
Fund - Class I
3,967,701
5.3
228,213
(1)
Voya VACS Series
EME Fund
2,298,103
3.0
12,477,169
16.6
Unaffiliated Investment Companies : 54.2%
820,044  TIAA-CREF S&P
500 Index Fund
- Institutional Class
40,747,974
54.2
Total Mutual Funds
(Cost $49,776,422)
53,225,143
70.8
Total Long-Term
Investments
(Cost $71,360,684)
75,218,044
100.0
Total Investments in
Securities
(Cost $71,360,684) $ 75,218,044 100.0
Assets in Excess of
Other Liabilities 22,756 0.0
Net Assets $ 75,240,800 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya Target
Retirement 2050 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 21,992,901 $ — $ — $ 21,992,901
Mutual Funds 53,225,143 — — 53,225,143
Total Investments, at fair value $ 75,218,044 $ — $ — $ 75,218,044
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund - Class R6 $ 2,387,682 $ 954,697 $ (232,055) $ (36,807) $ 3,073,517 $ 28,470 $ (2,707) $ —
Voya Multi-Manager International Equity
Fund - Class I 2,352,159 1,356,593 (586,839) 15,934 3,137,848 — 18,485 —
Voya Multi-Manager International Factors
Fund - Class I 2,940,762 1,679,591 (708,440) 55,789 3,967,701 — 45,260 —
Voya VACS Series EME Fund — 2,367,930 (25,181) (44,646) 2,298,103 — (138) —
$ 7,680,603 $ 6,358,811 $ (1,552,515) $ (9,730) $ 12,477,169 $ 28,470 $ 60,900 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,048,670
Gross Unrealized Depreciation (191,311)
Net Unrealized Appreciation $ 3,857,359